UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY                    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Critical Math Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (unaudited)
	Shares		Value
		COMMON STOCKS - 57.6%
		AEROSPACE/DEFENSE - 3.7%
	6,623	Esterline Technologies Corp. *	$ 368,636
	5,117	United Technologies Corp.	370,829
			739,465
		COMPUTERS - 7.4%
	2,283	Apple, Inc. *	397,128
	23,761	EMC Corp. *	365,919
	7,720	Hewlett-Packard Co.	357,822
	14,852	Synopsys, Inc. *	343,230
			1,464,099
		DIVERSIFIED FINANCIAL SERVICES - 1.6%
	3,433	Franklin Resources, Inc.	326,650

		ELECTRIC - 5.4%
	9,763	Alliant Energy Corp.	367,772
	9,197	Belden, Inc.	310,307
	13,401	MDU Resources Group, Inc.	386,887
			1,064,966
		ELECTRONICS - 1.5%
	7,366	Garmin Ltd.	301,269

		ENGINEERING & CONSTRUCTION - 1.9%
	15,177	EMCOR Group, Inc. *	380,336

		FOOD - 2.1%
	9,255	Corn Products International, Inc.	429,247

		HEALTHCARE - 3.4%
	7,319	DaVita, Inc. *	383,589
	1,020	Intuitive Surgical, Inc. *	295,045
			678,634
		INSURANCE - 1.9%
	6,178	ACE Ltd.	372,472

	Critical Math Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2008 (unaudited)
	Shares		Value
		INTERNET - 2.2%
	1,185	Baidu.com	$ 433,236

		MACHINERY- DIVERSIFIED - 4.2%
	9,650	Gardner Denver, Inc. *	448,242
	10,644	Zebra Technologies Corp. *	391,167
			839,409
		MINING - 1.7%
	7,561	Teck Cominco Ltd.	330,189

		MISCELLANEOUS MANUFACTURING - 5.6%
	8,666	Cooper Industries Ltd.	367,352
	6,230	Honeywell International, Inc.	370,062
	7,325	Illinois Tool Works, Inc.	383,024
			1,120,438
		OIL & GAS - 3.7%
	8,600	Rowan Cos., Inc.	335,314
	4,892	Royal Dutch Shell Plc ADR	392,876
			728,190
		OIL & GAS SERVICES 3.8%
	5,182	Dawson Geophysical Co. *	374,866
	8,420	Superior Energy Services *	373,679
			748,545
		SEMICONDUCTORS - 1.9%
	16,845	Intel Corp.	374,970

		SOFTWARE - 2.0%
	13,423	Sybase, Inc. *	394,905

		TELECOMMUNICATIONS - 3.6%
	10,862	CenturyTel, Inc.	352,472
	14,128	Cisco Systems, Inc.	362,242
			714,714

		TOTAL COMMON STOCKS (Cost $10,702,382)	11,441,734

	Critical Math Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2008 (unaudited)
	Shares		Value
		OPEN ENDED MUTUAL FUND - 21.0%
		DEBT FUND - 10.0%
	134,964	Northeast Investors Trust	$ 955,545
	105,932	Western Asset High Yield Portfolio	1,028,602
			1,984,147
		EQUITY FUND - 11.0%
	17,807	ProFunds UltraBull ProFund	1,091,012
	26,316	Rydex S&P 500 2x Strategy Fund	1,090,263
			2,181,275

		TOTAL OPEN ENDED MUTUAL FUNDS (Cost $4,078,000)	4,165,422

		SHORT-TERM INVESTMENTS - 21.7%
		INVESTMENT COMPANY - 0.6%
	112,335	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio, 2.28%**	112,335

	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.1%
	$ 4,200,000	Federal Home Loan Bank Discount Notes, 1.65%, due 5/1/08	4,200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,312,335)	4,312,335

		TOTAL INVESTMENTS - 100.3% (Cost $19,092,717) (a)	$ 19,919,491
		LIABILITIES LESS OTHER ASSETS - (0.3%)	(55,600)
		NET ASSETS - 100.0%	$ 19,863,891

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 953,824
		Unrealized depreciation	(127,050)
		Net unrealized appreciation	$ 826,774
	Cost for federal tax purposes is substantially the same.

	Critical Math Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2008 (unaudited)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2008.
	ADR - American Depositary Receipt

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of April 30, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 15,719,491.00	$ -
Level 2 - Other Significant Observable Prices	4,200,000.00	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 19,919,491.00	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/27/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/27/08